Related Parties Balances and Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses	[1]	¥ 12,645	¥ 22,336	¥ 11,964
Revenues	[2]	20,124	12,116	4,435
Property management expense	[3]	3,668	3,531	1,451
Guangdong Advertising Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues	[4]	77,046	117,796
Purchase of advertisement distribution resources	[5]	1,081	2,871
Xinjiang Xinzhongshuo Marketing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Promotion consulting expense	[6]		4,350
Purchase of advertisement distribution resources	[5]	5	47,425
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[5]	¥ 10,418	¥ 8,687

[1]	The amount represents rental expense for the operating lease to Youxiang Group.
[2]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[3]	The amount represents property management services provided by Youxiang Group.
[4]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[5]	The amount represents advertisement distribution services provided by these related parties.
[6]	The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.